Summary Of Significant Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Finite Lived Intangible Assets [Line Items]
Severance accruals	$ 120	$ 335
Cash and cash equivalents - cash	482
Cash and cash equivalents - money market funds and other cash equivalents	4,386
Inventories	1,036	1,188
Inventories - wireless handsets and accessories	$ 888	$ 1,082
FCC licenses - typical term (in years)	10
Number of major classes of intangible assets	4
Software [Member]
Finite Lived Intangible Assets [Line Items]
Software, typical useful life (in years)	3 years 0 months 0 days